Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.8%
	Federal Home Loan Mortgage Corporation—35.9%
$ 999,926	2.000%, 4/1/2036	$ 895,656
3,200,069	2.000%, 9/1/2050	2,632,498
1,684,235	2.000%, 3/1/2051	1,383,936
3,593,838	2.000%, 8/1/2051	2,950,812
6,752,065	2.000%, 1/1/2052	5,548,174
916,476	2.500%, 10/1/2051	779,813
3,369,554	2.500%, 1/1/2052	2,891,839
957,027	2.500%, 2/1/2052	813,420
3,818,520	2.500%, 4/1/2052	3,277,750
504,230	3.000%, 3/1/2032	479,458
648,119	3.000%, 2/1/2033	613,038
1,006,808	3.000%, 1/1/2043	916,057
329,405	3.000%, 10/1/2045	297,448
569,974	3.000%, 11/1/2045	514,680
383,019	3.000%, 10/1/2046	344,425
1,026,149	3.000%, 10/1/2046	925,958
601,228	3.000%, 11/1/2046	540,647
1,540,577	3.000%, 1/1/2047	1,384,382
1,454,370	3.000%, 2/1/2047	1,307,824
3,614,474	3.500%, 7/1/2042	3,383,255
2,141,732	3.500%, 9/1/2043	2,002,942
958,242	3.500%, 5/1/2046	889,810
740,917	3.500%, 10/1/2046	689,857
342,987	3.500%, 11/1/2047	318,493
120,313	4.000%, 8/1/2025	118,646
215,136	4.000%, 1/1/2042	208,053
251,974	4.000%, 11/1/2047	241,267
253,230	4.000%, 2/1/2048	241,955
331,874	4.000%, 4/1/2048	315,158
245,433	4.000%, 6/1/2048	235,426
9,916	4.500%, 2/1/2024	9,855
30,178	4.500%, 6/1/2024	29,979
36,823	4.500%, 11/1/2039	36,429
191,419	4.500%, 4/1/2040	189,579
455,215	4.500%, 5/1/2040	451,005
283,320	4.500%, 5/1/2040	280,723
138,028	4.500%, 8/1/2040	136,732
343,204	4.500%, 9/1/2040	340,058
561,325	4.500%, 9/1/2040	556,180
971,365	4.500%, 7/1/2052	941,012
219,775	5.000%, 1/1/2034	220,647
523,176	5.000%, 5/1/2034	525,255
48,845	5.000%, 2/1/2039	49,320
163,071	5.000%, 3/1/2039	164,685
101,439	5.000%, 7/1/2039	102,494

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 318,959	5.000%, 9/1/2039	$ 322,354
425,457	5.000%, 10/1/2039	430,002
1,382,476	5.500%, 5/1/2034	1,414,634
181,215	5.500%, 12/1/2035	186,493
99,684	5.500%, 5/1/2036	102,758
19,976	5.500%, 6/1/2036	20,628
323,624	5.500%, 6/1/2036	334,081
15,103	5.500%, 9/1/2037	15,619
13,103	6.000%, 2/1/2032	13,490
127,631	6.500%, 10/1/2037	136,326
12,129	6.500%, 4/1/2038	12,960
39,993	6.500%, 10/1/2038	42,852
4,335	6.500%, 10/1/2038	4,657
19,536	7.500%, 1/1/2027	20,123
2,132	7.500%, 12/1/2029	2,253
44,788	7.500%, 5/1/2030	46,369
31,132	7.500%, 2/1/2031	33,141
	TOTAL	44,315,370
	Federal National Mortgage Association—50.4%
1,549,303	2.000%, 4/1/2036	1,385,810
2,963,975	2.000%, 5/1/2036	2,645,638
1,610,134	2.000%, 7/1/2050	1,324,557
2,648,722	2.000%, 10/1/2050	2,178,939
3,097,091	2.000%, 11/1/2050	2,547,784
12,015,726	2.000%, 5/1/2051	9,873,326
5,924,298	2.000%, 2/1/2052	4,842,079
1,238,371	2.000%, 2/1/2052	1,016,409
1,474,073	2.500%, 7/1/2051	1,255,183
8,064,221	2.500%, 10/1/2051	6,869,262
1,092,893	2.500%, 1/1/2052	928,557
2,128,694	2.500%, 1/1/2052	1,809,272
652,942	3.000%, 10/1/2046	587,150
995,941	3.000%, 11/1/2046	895,588
1,613,147	3.000%, 11/1/2046	1,441,528
576,258	3.000%, 1/1/2047	517,833
741,430	3.000%, 1/1/2047	666,722
471,905	3.000%, 2/1/2047	425,387
1,681,860	3.000%, 5/1/2051	1,496,362
899,644	3.000%, 10/1/2051	791,703
1,481,789	3.000%, 12/1/2051	1,304,928
2,403,003	3.500%, 8/1/2046	2,221,182
322,353	3.500%, 8/1/2046	300,138
640,911	3.500%, 9/1/2046	598,746
313,446	3.500%, 11/1/2047	290,474
720,605	3.500%, 1/1/2048	664,190
981,684	3.500%, 5/1/2052	899,844
438,241	4.000%, 2/1/2041	424,076
303,023	4.000%, 11/1/2047	289,673
326,429	4.000%, 1/1/2048	313,502
277,349	4.000%, 2/1/2048	265,217

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 350,250	4.000%, 2/1/2048	$ 334,929
567,990	4.000%, 2/1/2048	543,854
157,051	4.000%, 2/1/2048	149,593
315,180	4.000%, 2/1/2048	301,147
100,172	4.000%, 3/1/2048	95,790
263,530	4.000%, 5/1/2048	251,509
83,367	4.000%, 6/1/2048	79,564
205,084	4.000%, 6/1/2048	195,728
956,994	4.000%, 5/1/2052	899,581
2,483,230	4.000%, 7/1/2052	2,333,479
336,560	4.500%, 10/1/2040	333,474
982,514	4.500%, 3/1/2041	973,498
30,559	4.500%, 6/1/2041	30,278
1,392,121	4.500%, 8/1/2052	1,343,618
24,508	5.000%, 1/1/2024	24,395
561,937	5.000%, 7/1/2034	564,318
36,926	5.000%, 11/1/2035	37,156
259,414	5.000%, 1/1/2039	262,140
330,814	5.000%, 7/1/2039	334,350
39,396	5.000%, 10/1/2039	39,705
316,845	5.000%, 11/1/2039	320,512
148,151	5.000%, 12/1/2039	149,709
34,316	5.000%, 1/1/2040	34,693
300,995	5.500%, 9/1/2034	308,748
6,677	6.000%, 10/1/2028	6,803
4,642	6.000%, 12/1/2028	4,733
71	6.000%, 12/1/2028	73
1,471	6.000%, 12/1/2028	1,474
5,341	6.000%, 12/1/2028	5,433
3,758	6.000%, 12/1/2028	3,825
592	6.000%, 1/1/2029	599
4,584	6.000%, 1/1/2029	4,665
1,048	6.000%, 1/1/2029	1,064
197	6.000%, 1/1/2029	200
9,896	6.000%, 1/1/2029	10,060
374	6.000%, 3/1/2029	381
225	6.000%, 3/1/2029	229
21,410	6.000%, 5/1/2029	21,804
16,975	6.000%, 5/1/2029	17,281
261	6.000%, 11/1/2029	266
16,075	6.000%, 11/1/2029	16,364
281,528	6.000%, 11/1/2034	291,853
20,369	6.000%, 5/1/2036	21,228
14,799	6.000%, 6/1/2036	15,426
34,363	6.000%, 7/1/2036	35,901
57,833	6.000%, 9/1/2037	60,446
125,602	6.000%, 2/1/2038	131,428
56,016	6.000%, 4/1/2038	58,702
18,302	6.500%, 5/1/2031	19,028
24,131	6.500%, 4/1/2032	25,296

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 80,706		6.500%, 9/1/2036	$ 85,918
293,678		6.500%, 8/1/2037	312,838
16,731		7.000%, 8/1/2028	17,388
16,755		7.000%, 10/1/2028	17,349
15,668		7.000%, 6/1/2029	16,342
158		7.000%, 11/1/2031	168
5,025		7.000%, 11/1/2031	5,336
32,738		7.000%, 12/1/2031	34,595
3,353		7.000%, 12/1/2031	3,540
688		7.000%, 1/1/2032	727
789		7.500%, 1/1/2030	834
		TOTAL	62,262,424
		Government National Mortgage Association—1.5%
876,942		3.000%, 9/20/2050	782,024
92,415		5.000%, 11/20/2038	93,217
33,167		5.000%, 12/20/2038	33,460
67,231		5.000%, 5/20/2039	67,850
237,724		5.000%, 8/20/2039	239,969
105,079		5.000%, 9/20/2039	106,082
113,902		5.500%, 12/20/2038	117,189
92,149		6.000%, 9/20/2038	96,954
1,734		7.500%, 12/15/2023	1,742
5,660		7.500%, 1/15/2026	5,785
4,771		7.500%, 2/15/2026	4,879
97,289		7.500%, 2/15/2028	100,797
485		7.500%, 7/15/2029	508
506		7.500%, 7/15/2029	530
370		7.500%, 9/15/2029	386
2,055		7.500%, 9/15/2029	2,141
1,119		7.500%, 10/15/2029	1,152
7,825		7.500%, 10/15/2029	8,182
2,920		7.500%, 10/15/2029	3,048
4,297		7.500%, 10/15/2029	4,507
42,934		7.500%, 6/15/2030	45,241
14,355		7.500%, 6/15/2030	14,788
32,519		7.500%, 7/15/2030	34,266
59,506		8.250%, 10/15/2030	63,559
		TOTAL	1,828,256
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $112,926,474)	108,406,050
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.9%
		Government National Mortgage Association—1.1%
797,181	[1]	REMIC, Series 2013-158, Class AB, 3.008% (1-month USLIBOR +0.000%), 8/16/2053	753,640
696,032		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	653,177
		TOTAL	1,406,817
		Non-Agency Mortgage-Backed Securities—6.8%
102,800		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	10,700
169,863		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	151,190
1,754,541		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,404,044
2,255,115		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,886,192

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 2,166,649		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	$ 1,732,473
2,136,738		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,708,556
28,183	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	4,031
1,799,824		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,448,156
		TOTAL	8,345,342
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,496,967)	9,752,159
		ASSET-BACKED SECURITIES—2.9%
		Single Family Rental Securities—1.2%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	798,561
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	627,251
		TOTAL	1,425,812
		Student Loans—1.7%
844,240		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	727,718
573,184		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	509,275
931,791	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.417% (1-month USLIBOR +1.100%), 7/15/2053	912,063
		TOTAL	2,149,056
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,057,839)	3,574,868
		INVESTMENT COMPANY—1.3%
1,600,407		Federated Hermes Government Obligations Fund, Premier Shares, 4.15%[3] (IDENTIFIED COST $1,600,407)	1,600,407
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $130,081,687)	123,333,484
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	86,439
		TOTAL NET ASSETS—100%	$123,419,923
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2022	$9,530,284
Purchases at Cost	$47,037,588
Proceeds from Sales	$(54,967,465)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2022	$1,600,407
Shares Held as of 12/31/2022	1,600,407
Dividend Income	$38,618

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$108,406,050	$—	$108,406,050
Collateralized Mortgage Obligations	—	9,752,159	—	9,752,159
Asset-Backed Securities	—	3,574,868	—	3,574,868
Investment Company	1,600,407	—	—	1,600,407
TOTAL SECURITIES	$1,600,407	$121,733,077	$—	$123,333,484

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit